Performance Management	Dec. 31, 2025
Schwab S&P 500 Index Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. The figures do not reflect the fees and expenses of any insurance company separate account or variable insurance contract issued by such insurance company. Such expenses, if included, would lower the figures shown. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of an index.
Bar Chart Does Not Reflect Sales Loads [Text]	The figures do not reflect the fees and expenses of any insurance company separate account or variable insurance contract issued by such insurance company. Such expenses, if included, would lower the figures shown.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 20.54% Q2 2020
Worst Quarter: (19.67%) Q1 2020

Performance [Table]
Average Annual Total Returns - Schwab S&P 500 Index Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index | Average Annual Return, Percent		17.88%	14.42%	14.82%
Schwab S&P 500 Index Portfolio | Average Annual Return, Label [Optional Text]	S&P 500 Index Portfolio
Schwab S&P 500 Index Portfolio | Average Annual Return, Percent		17.83%	14.38%	14.75%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab S&P 500 Index Portfolio | Schwab S&P 500 Index Portfolio
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	20.54%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(19.67%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects nodeduction for fees, expenses, or taxes
Schwab Government Money Market Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows the fund’s average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. The figures do not reflect the fees and expenses of any insurance company separate account or variable insurance contract issued by such insurance company. Such expenses, if included, would lower the figures shown. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Prior to April 14, 2016, the fund was named Schwab Money Market Portfolio, and the fund operated under certain different investment policies. The fund’s historical performance may not represent its current investment policies. Keep in mind that future performance may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus or call toll-free 1-877-824-5615 for the fund’s current seven-day yield.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows the fund’s average annual total returns for various periods.
Bar Chart Does Not Reflect Sales Loads [Text]	The figures do not reflect the fees and expenses of any insurance company separate account or variable insurance contract issued by such insurance company. Such expenses, if included, would lower the figures shown.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 1.30% Q4 2023
Worst Quarter: 0.00% Q1 2021

Performance [Table]
Average Annual Total Returns - Schwab Government Money Market Portfolio - Schwab Government Money Market Portfolio		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Average Annual Return, Label [Optional Text]	Schwab Government Money Market Portfolio
Average Annual Return, Percent		4.11%	3.09%	1.96%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Government Money Market Portfolio | Schwab Government Money Market Portfolio
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	1.30%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Schwab VIT Balanced Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of certain broad based indices and a composite index based on the fund’s target allocation. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. The figures do not reflect the fees and expenses of any insurance company separate account or variable insurance contract issued by such insurance company. Such expenses, if included, would lower the figures shown. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of certain broad based indices and a composite index based on the fund’s target allocation.
Bar Chart Does Not Reflect Sales Loads [Text]	The figures do not reflect the fees and expenses of any insurance company separate account or variable insurance contract issued by such insurance company. Such expenses, if included, would lower the figures shown.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 9.60% Q2 2020
Worst Quarter: (11.09%) Q1 2020

Performance [Table]
Average Annual Total Returns - Schwab VIT Balanced Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index | Average Annual Return, Label [Optional Text]		S&P 500® Index
S&P 500® Index | Average Annual Return, Percent			17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Bloomberg US Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	2.01%
VIT Balanced Composite Index(1) | Average Annual Return, Label [Optional Text]		VIT Balanced Composite Index(1)
VIT Balanced Composite Index(1) | Average Annual Return, Percent	[1]		13.32%	5.24%	6.11%
Schwab VIT Balanced Portfolio | Average Annual Return, Label [Optional Text]		VIT Balanced Portfolio
Schwab VIT Balanced Portfolio | Average Annual Return, Percent			12.93%	4.69%	5.51%
[1]

The VIT Balanced Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation and calculated using the following portion allocations effective April 28, 2023: 36.3% Bloomberg US Aggregate Bond Index, 9.0% Bloomberg US Treasury 1-3 Year Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 3.7% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 3.3% Dow Jones Equity All REIT Capped Index, 25.9% Dow Jones U.S. Large Cap Total Stock Market Index, 2.8% Dow Jones U.S. Small Cap Total Stock Market Index, 2.0% FTSE All Emerging Index (Net), 11.0% FTSE Developed ex-U.S. Index (Net), and 2.0% FTSE Developed Small Cap ex-U.S. Liquid Index (Net). Prior to April 28, 2023, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab VIT Balanced Portfolio | Schwab VIT Balanced Portfolio
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	9.60%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(11.09%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects nodeduction for fees, expenses, or taxes
Schwab VIT Balanced with Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of certain broad based indices and a composite index based on the fund’s target allocation. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. The figures do not reflect the fees and expenses of any insurance company separate account or variable insurance contract issued by such insurance company. Such expenses, if included, would lower the figures shown. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of certain broad based indices and a composite index based on the fund’s target allocation.
Bar Chart Does Not Reflect Sales Loads [Text]	The figures do not reflect the fees and expenses of any insurance company separate account or variable insurance contract issued by such insurance company. Such expenses, if included, would lower the figures shown.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 12.74% Q2 2020
Worst Quarter: (15.49%) Q1 2020

Performance [Table]
Average Annual Total Returns - Schwab VIT Balanced with Growth Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index | Average Annual Return, Label [Optional Text]		S&P 500® Index
S&P 500® Index | Average Annual Return, Percent			17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Bloomberg US Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	2.01%
VIT Balanced with Growth Composite Index(1) | Average Annual Return, Label [Optional Text]		VIT Balanced with Growth Composite Index(1)
VIT Balanced with Growth Composite Index(1) | Average Annual Return, Percent	[1]		16.09%	7.01%	7.79%
Schwab VIT Balanced with Growth Portfolio | Average Annual Return, Label [Optional Text]		VIT Balanced with Growth Portfolio
Schwab VIT Balanced with Growth Portfolio | Average Annual Return, Percent			15.60%	6.45%	7.20%
[1]

The VIT Balanced with Growth Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation and calculated using the following portion allocations effective April 28, 2023: 26.1% Bloomberg US Aggregate Bond Index, 3.9% Bloomberg US Treasury 1-3 Year Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 1.0% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 4.6% Dow Jones Equity All REIT Capped Index, 34.0% Dow Jones U.S. Large Cap Total Stock Market Index, 4.2% Dow Jones U.S. Small Cap Total Stock Market Index, 3.2% FTSE All Emerging Index (Net), 16.0% FTSE Developed ex-U.S. Index (Net), and 3.0% FTSE Developed Small Cap ex-U.S. Liquid Index (Net). Prior to April 28, 2023, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab VIT Balanced with Growth Portfolio | Schwab VIT Balanced with Growth Portfolio
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	12.74%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(15.49%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects nodeduction for fees, expenses, or taxes
Schwab VIT Growth Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of certain broad based indices and a composite index based on the fund’s target allocation. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. The figures do not reflect the fees and expenses of any insurance company separate account or variable insurance contract issued by such insurance company. Such expenses, if included, would lower the figures shown. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to those of certain broad based indices and a composite index based on the fund’s target allocation.
Bar Chart Does Not Reflect Sales Loads [Text]	The figures do not reflect the fees and expenses of any insurance company separate account or variable insurance contract issued by such insurance company. Such expenses, if included, would lower the figures shown.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 15.53% Q2 2020
Worst Quarter: (19.58%) Q1 2020

Performance [Table]
Average Annual Total Returns - Schwab VIT Growth Portfolio			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index | Average Annual Return, Label [Optional Text]		S&P 500® Index
S&P 500® Index | Average Annual Return, Percent			17.88%	14.42%	14.82%
Bloomberg US Aggregate Bond Index | Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Bloomberg US Aggregate Bond Index | Average Annual Return, Percent			7.30%	(0.36%)	2.01%
VIT Growth Composite Index(1) | Average Annual Return, Label [Optional Text]		VIT Growth Composite Index(1)
VIT Growth Composite Index(1) | Average Annual Return, Percent	[1]		18.73%	8.60%	9.21%
Schwab VIT Growth Portfolio | Average Annual Return, Label [Optional Text]		VIT Growth Portfolio
Schwab VIT Growth Portfolio | Average Annual Return, Percent			18.24%	8.07%	8.65%
[1]

The VIT Growth Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation and calculated using the following portion allocations effective April 28, 2023: 14.0% Bloomberg US Aggregate Bond Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 6.0% Dow Jones Equity All REIT Capped Index, 39.6% Dow Jones U.S. Large Cap Total Stock Market Index, 6.3% Dow Jones U.S. Small Cap Total Stock Market Index, 5.4% FTSE All Emerging Index (Net), 21.0% FTSE Developed ex-U.S. Index (Net), and 3.7% FTSE Developed Small Cap ex-U.S. Liquid Index (Net). Prior to April 28, 2023, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab VIT Growth Portfolio | Schwab VIT Growth Portfolio
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	15.53%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(19.58%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects nodeduction for fees, expenses, or taxes